Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance	Dec. 31, 2021 shares
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	25,414,503
Stock options outstanding	5,475,283
Stock incentive plan shares reserved for future issuance	499,328
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	3,438,670
Series B Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	6,065,646
Series C Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	1,023,631
Series C-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	798,399
Series D Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	3,646,050
Series D-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	1,515,152
Series D-2 Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	1,515,151
Series D-3 Preferred Stock [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	1,245,838
Common stock warrants [Member]
Common Stock (Details) - Schedule of company has reserved shares of common stock for future issuance [Line Items]
Total	191,355